Transactions and Balances with Related Parties (Details) - NIS [Member] - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Other payables	$ 5,836	$ 4,856
Related parties [member]
Statement Line Items [Line Items]
Other payables	$ 400	$ 369